Provisions for liabilities and other charges - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	$ 13,531	$ 18,934	$ 36,788
Provision for value-added tax
Disclosure of other provisions [line items]
Other provisions	1,506	3,253
Provisions related to withholding tax
Disclosure of other provisions [line items]
Other provisions	8,626	10,758
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	1,558	1,277
Provision for other expenses
Disclosure of other provisions [line items]
Other provisions	1,419	3,192	$ 2,255
End of service benefits provision	638	631
Litigation and penalty provisions	$ 781	$ 2,561